Note 8 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options (Employee Stock Option [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 8 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)	5 years	5 years	5 years	5 years
Average volatility	62.00%	67.00%	61.00%	68.00%
Risk-free interest rate			1.80%	0.84%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Note 8 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Risk-free interest rate	1.29%	0.80%
Maximum [Member]
Note 8 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Risk-free interest rate	1.49%	0.88%